Income Tax - Income Tax Expense (Benefit) Recognized Directly in Equity and Other Comprehensive Income (Details) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
Current and deferred tax relating to items charged or credited directly to equity [abstract]
Income tax recognized directly in equity	¥ 460	¥ 0	¥ 0
Income tax recognized in other comprehensive income	¥ (1,751)	¥ (1,501)	¥ (521)